INCOME TAXES - Reconciliation of effective tax rate (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of the statutory income tax rate to effective tax rate
Taxes at domestic rate	21.00%	21.00%
Non-US statutory rates	2.90%	(0.80%)
Permanent items	(6.30%)	(7.30%)
Change in valuation allowance	(17.90%)	(22.40%)
Statutory Rate Change		9.60%
Other	0.10%	(0.10%)
Effective tax rate	(0.20%)	0.00%